Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net income	$ 65,127,556	$ 66,776,511
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation	13,361,702	15,304,021
Amortization and write off of deferred charges	198,091	276,491
Share-based compensation	1,678,215	1,023,848
Unrealized loss on investments in equity securities	54,916	0
Unrealized loss on derivative	0	342,084
Amortization of fair value of below market time charters acquired	0	(2,450,015)
Gain on sale of vessel	0	(10,230,210)
Changes in operating assets and liabilities	(5,208,663)	(2,583,826)
Net cash provided by operating activities	75,211,817	68,458,904
Cash flows from investing activities:
Cash paid for vessels under construction	(37,915,813)	(56,563,637)
Cash paid for vessel improvements	(646,313)	(488,585)
Advance received for vessel held for sale	0	5,000,000
Net proceeds from sale of vessels	0	12,875,660
Investment in equity securities	(20,000,000)	0
Investment in debt securities	(20,000,000)	0
Net cash used in investing activities	(78,562,126)	(39,176,562)
Cash flows from financing activities:
Cash paid for share repurchase	0	(1,307,133)
Dividends paid	(10,793,619)	(4,518,889)
Contributions made by non-controlling shareholders	5,625,249	0
Loan arrangement fees paid	0	(429,000)
Repayment of long-term debt	(10,492,531)	(29,882,531)
Proceeds from long-term debt	0	52,000,000
Cash retained by Euroholdings Ltd. at spin-off	0	(13,129,541)
Net cash provided by / (used in) financing activities	(15,660,901)	2,732,906
Net increase / (decrease) in cash, cash equivalents and restricted cash	(19,011,210)	32,015,248
Cash, cash equivalents and restricted cash at beginning of period	183,324,080	80,666,327
Cash, cash equivalents and restricted cash at end of period	164,312,870	112,681,575
Cash breakdown
Cash and cash equivalents	157,351,820	100,506,369
Restricted cash	661,050	5,875,206
Restricted cash, long term	6,300,000	6,300,000
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 164,312,870	$ 112,681,575